Summary of Significant Accounting Policies (Details 6) - Management [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Outstanding principal, beginning of year	$ 983	$ 1,043
Changes in composition of related parties
Principal disbursed during the year	53
Principal repaid and refinanced during the year	(191)	(60)
Outstanding principal, end of year	$ 845	$ 983